Property, Equipment and Software, net - Depreciation and Amortization (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property and equipment, net
Total depreciation and amortization	$ 70	$ 67	$ 215	$ 205	$ 275	$ 253
Cost of revenues
Property and equipment, net
Total depreciation and amortization	41	41	125	125	167	218
General and administrative
Property and equipment, net
Total depreciation and amortization	$ 29	$ 26	$ 90	$ 80	$ 108	$ 35